Loans and Loans Held for Sale - Summary of Nonperforming Assets of Defaulted TDRs (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2014 Contract	Sep. 30, 2013 Contract	Sep. 30, 2014 Contract	Sep. 30, 2013 Contract	Dec. 31, 2013 Contract	Dec. 31, 2012 Contract
Financing Receivable, Modifications [Line Items]
Number of Defaults	0	7	1	14	17
Recorded Investment	$ 0	$ 1,002	$ 72	$ 1,217	$ 1,313
Commercial Real Estate [Member]
Financing Receivable, Modifications [Line Items]
Number of Defaults	0	1	0	1	1
Recorded Investment	0	75	0	75	75
Commercial and Industrial [Member]
Financing Receivable, Modifications [Line Items]
Number of Defaults	0	1	0	1	2
Recorded Investment	0	435	0	435	438
Commercial Construction [Member]
Financing Receivable, Modifications [Line Items]
Number of Defaults	0	0	0	0
Recorded Investment	0	0	0	0
Residential Real Estate [Member]
Financing Receivable, Modifications [Line Items]
Number of Defaults	0	4	1	7	8
Recorded Investment	0	450	72	514	607
Home Equity [Member]
Financing Receivable, Modifications [Line Items]
Number of Defaults	0	1	0	5	6
Recorded Investment	$ 0	$ 42	$ 0	$ 193	$ 193